Commitments and Contingencies - Schedule of Future Minimum Rental Payments for Operating Leases (Details) (USD $)	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
2013	$ 110,000
2014	113,000
2015	67,000
Operating Leases, Future Minimum Payments Due	$ 290,000